CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Millions		Share premium [member]	Other reserves [member] Debt securities [member]	Other reserves [member] Equity shares [Member]	Other reserves [member]	Retained earnings [member]		Equity attributable to owners of parent [member] Debt securities [member]	Equity attributable to owners of parent [member] Equity shares [Member]	Equity attributable to owners of parent [member]	Other equity interest [member]	Non-controlling interests [member]	Debt securities [member]	Equity shares [Member]	Total
Beginning Balance at Dec. 31, 2016		£ 24,768			£ 14,652	£ 3,250				£ 42,670	£ 5,355	£ 440			£ 48,465
Comprehensive income
Profit for the year | Previously stated [member]	[1]														3,999
Profit for the year	[1]					3,909				3,909		90			3,999
Post-retirement defined benefit scheme remeasurements, net of tax | Previously stated [member]	[1]					482									482
Post-retirement defined benefit scheme remeasurements, net of tax						482				482					482
Movements in revaluation reserve in respect of available-for-sale financial assets, net of tax					(74)					(74)					(74)
Share of other comprehensive income of associates and joint ventures | Previously stated [member]	[1]
Gains and losses attributable to own credit risk, net of tax | Previously stated [member]	[1]														(40)
Gains and losses attributable to own credit risk, net of tax						(40)				(40)					(40)
Movements in cash flow hedging reserve, net of tax | Previously stated [member]	[1]														(731)
Movements in cash flow hedging reserve, net of tax					(731)					(731)					(731)
Currency translation differences (tax: £nil) | Previously stated [member]	[1]														(32)
Currency translation differences (tax: £nil)					(32)					(32)					(32)
Total other comprehensive income | Previously stated [member]	[1]														(395)
Total other comprehensive income					(837)	442				(395)					(395)
Total comprehensive income | Previously stated [member]	[1]														3,604
Total comprehensive income					(837)	4,351				3,514		90			3,604
Transactions with owners
Dividends | Previously stated [member]	[1],[2]					(2,284)
Dividends						(2,284)				(2,284)		(51)			(2,335)
Distributions on other equity instruments, net of tax	[1]					(415)				(415)					(415)
Issue of ordinary shares		63								63					63
Movement in treasury shares | Previously stated [member]	[1]					(411)
Movement in treasury shares						(411)				(411)					(411)
Value of employee services:
Share option schemes | Previously stated [member]	[1]					82
Share option schemes						82				82					82
Other employee award schemes | Previously stated [member]	[1]					332
Other employee award schemes						332				332					332
Changes in non-controlling interests												(242)			(242)
Total transactions with owners		63				(2,696)				(2,633)		(293)			(2,926)
Ending Balance (Previously stated [member]) at Dec. 31, 2017		24,831			13,815	4,905				43,551	5,355	237			49,143
Ending Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	[1]				(262)	(929)				(1,191)					(1,191)
Ending Balance at Dec. 31, 2017		24,831			13,553	3,976				42,360	5,355	237			47,952
Comprehensive income
Profit for the year | Previously stated [member]	[1]														4,506
Profit for the year	[1]					4,408				4,408		98			4,506
Post-retirement defined benefit scheme remeasurements, net of tax | Previously stated [member]	[1]														120
Post-retirement defined benefit scheme remeasurements, net of tax						120	[1]			120					120
Share of other comprehensive income of associates and joint ventures | Previously stated [member]	[1]														8
Share of other comprehensive income of associates and joint ventures						8				8					8
Movements in revaluation reserve in respect of available-for-sale financial assets, net of tax			£ (193)	£ (75)				£ (193)	£ (75)				£ (193)	£ (75)
Gains and losses attributable to own credit risk, net of tax | Previously stated [member]	[1]														389
Gains and losses attributable to own credit risk, net of tax						389				389					389
Movements in cash flow hedging reserve, net of tax | Previously stated [member]	[1]														(354)
Movements in cash flow hedging reserve, net of tax					(354)					(354)					(354)
Currency translation differences (tax: £nil) | Previously stated [member]	[1]														(8)
Currency translation differences (tax: £nil)					(8)					(8)					(8)
Total other comprehensive income | Previously stated [member]	[1]														(113)
Total other comprehensive income					(630)	517				(113)					(113)
Total comprehensive income | Previously stated [member]	[1]														4,393
Total comprehensive income					(630)	4,925				4,295		98			4,393
Transactions with owners
Dividends						(2,240)	[1],[2]			(2,240)		(61)			(2,301)
Distributions on other equity instruments, net of tax	[1]					(433)				(433)					(433)
Issue of ordinary shares		162								162					162
Share buy-back		(158)			158	(1,005)				(1,005)					(1,005)
Issue of other equity instruments (note 44)						(5)				(5)	1,136				1,131
Movement in treasury shares						40	[1]			40					40
Value of employee services:
Share option schemes						53	[1]			53					53
Other employee award schemes						207	[1]			207					207
Total transactions with owners		4			158	(3,383)				(3,221)	1,136	(61)			(2,146)
Realised gains and losses on equity shares held at fair value through other comprehensive income | Previously stated [member]	[1]														(97)
Realised gains and losses on equity shares held at fair value through other comprehensive income					129	(129)
Ending Balance at Dec. 31, 2018		24,835			13,210	5,389				43,434	6,491	274			50,199
Comprehensive income
Profit for the year						2,925				2,925		81			3,006
Post-retirement defined benefit scheme remeasurements, net of tax						(1,117)				(1,117)					(1,117)
Movements in revaluation reserve in respect of available-for-sale financial assets, net of tax			£ (156)	£ 12				£ (156)	£ 12				£ (156)	£ 12
Gains and losses attributable to own credit risk, net of tax						(306)				(306)					(306)
Movements in cash flow hedging reserve, net of tax					453					453					453
Currency translation differences (tax: £nil)					(12)					(12)					(12)
Total other comprehensive income					297	(1,423)				(1,126)					(1,126)
Total comprehensive income					297	1,502				1,799		81			1,880
Transactions with owners
Dividends						(2,312)	[2]			(2,312)		(138)			(2,450)
Distributions on other equity instruments, net of tax						(466)				(466)					(466)
Issue of ordinary shares		107								107					107
Share buy-back		(189)			189	(1,095)				(1,095)					(1,095)
Redemption of preference shares		3			(3)										3
Issue of other equity instruments (note 44)						(3)				(3)	896				893
Redemptions of other equity instruments (note 44)											(1,481)				(1,481)
Movement in treasury shares						(3)				(3)					(3)
Value of employee services:
Share option schemes						71				71					71
Other employee award schemes						165				165					165
Changes in non-controlling interests												(14)			(14)
Total transactions with owners		(79)			186	(3,643)				(3,536)	(585)	(152)			(4,273)
Realised gains and losses on equity shares held at fair value through other comprehensive income					2	(2)
Ending Balance at Dec. 31, 2019		£ 24,756			£ 13,695	£ 3,246				£ 41,697	£ 5,906	£ 203			£ 47,806

[1]	Restated, see note 1.
[2]	Net of a credit in respect of unclaimed dividends written-back in accordance with the Company's Articles of Association in 2017.